CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Analysis of Foreign Currency Derivatives (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional Amount	€ 3,928,108	€ 3,707,535
Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	66,259	(42,544)
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Notional Amount	2,850,720	2,818,516
U.S. Dollar | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		(43,002)
Derivative financial liabilities	42,650
Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Notional Amount	126,060	157,264
Pound Sterling | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	466	(2,987)
Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Notional Amount	476,778	270,514
Japanese Yen | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	23,575	5,119
Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Notional Amount	136,354	116,872
Swiss Franc | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	567	(273)
Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional Amount	110,695	188,968
Chinese Yuan | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		(2,880)
Derivative financial liabilities	(187)
Other
Disclosure of detailed information about financial instruments [line items]
Notional Amount	227,501	155,401
Other | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	€ (812)
Derivative financial liabilities		€ 1,479